STOCKHOLDERS’ EQUITY (Tables)	6 Months Ended
Jun. 30, 2021
Ensysce Biosciences, Inc [Member]
Subsidiary or Equity Method Investee [Line Items]
SCHEDULE OF WARRANTS MEASURED USING BLACK-SCHOLES MODEL
2019 warrants
Stock price	$2.58
Exercise price	$3.04
Expected term (years)	10.00
Volatility	59.9%
Risk free rate	1.9%